Incentive Units - Additional Information (Detail) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Incentive Unit Valuation Tranche One
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Percentage of internal rate of return		5.00%
Recognized compensation expense	$ 0
Unrecognized compensation costs associated with incentive units	$ 21,700,000
WHR II | Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Incentive units, maximum range		20.00%
WHR II | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Incentive units, maximum range		40.00%